ICAP FUNDS

Annual Report

December 31, 2000
-----------------


Discretionary
Equity Portfolio

Equity Portfolio

Select Equity
Portfolio

Euro Select Equity
Portfolio


(LOGO)
ICAP
Institutional Capital(R)

Table of Contents

Letter to Shareholders.........................................................1

Investment Highlights and Schedules of Investments
  Discretionary Equity Portfolio...............................................4
  Equity Portfolio.............................................................8
  Select Equity Portfolio.....................................................12
  Euro Select Equity Portfolio................................................15

Statements of Assets and Liabilities..........................................18

Statements of Operations......................................................19

Statements of Changes in Net Assets
  Discretionary Equity Portfolio..............................................20
  Equity Portfolio............................................................21
  Select Equity Portfolio.....................................................22
  Euro Select Equity Portfolio................................................23

Financial Highlights
  Discretionary Equity Portfolio..............................................24
  Equity Portfolio............................................................25
  Select Equity Portfolio.....................................................26
  Euro Select Equity Portfolio................................................27

Notes to Financial Statements.................................................28

Report of Independent Accountants.............................................31

January 2001

              (PHOTO)

           Robert H. Lyon
President and Chief Investment Officer


Dear Fellow Shareholders:

The year 2000 has now gone down as the worst year for the major market averages, particularly the Nasdaq, since 1974. We have some idea what caused this. First, we were coming off a huge speculative bubble which saw the Nasdaq rise by 150% in 14 months (peaking in early March 2000), and reaching valuation levels not seen in modern history. We also know that the Fed and other central banks began to tighten more aggressively in the spring, and that oil prices advanced well beyond expected levels. These forces began to depress growth, and as slowing demand met with supply that was being built to meet higher plans, an inventory cycle ensued. Moreover, by the fall of 2000 many companies had seen their credit ratings drop, while credit spreads for non-investment grade debt widened well beyond the elevated levels seen in the fall of 1998. In addition, commercial banks began to cut back on the availability of credit to lower-tier borrowers, and some large companies began to have problems in the commercial paper market. At this point, sometime in the late summer the virtuous circle that had propelled tech stocks over the past five years began to reverse. Earnings estimates began to be revised downwards, and capital spending plans for many sectors (especially communications carriers) began to be cut, setting up the likelihood that more estimates would need to come down. As stock prices deflated, employees at high flying companies found that options could not be converted into cash compensation, and those employers who are still around are having to pony up real dollars instead - which will lead to MORE estimate cuts. This all comes with valuations for high-tech companies down, but still at historically high levels.

We also know that as this speculative bubble grew, given the several trillion dollars that were created on paper, there was a fairly large feedback effect on the real economy. What we don't know about what this correction portends includes the following:

         - Will there be a wealth effect that impacts confidence more broadly than those most involved?

         - Will mutual fund investors pull back on stocks as an asset class?

         - Will there be a Fed-worrying productivity sag as the fastest growing industrial sectors go through a retrenchment?

         - Will weakness in the US cause economic problems in non-Japan Asia and Latin America, regions that are still struggling with the after shocks of 1997-98 and whose recovery has been built around exports to our shores?

         - And, perhaps most importantly, will international investors reduce, or reverse, the record flow of equity investments into the US as the dollar weakens and profits disappoint?

In essence, the past five years witnessed a huge capital spending boom in the US, led by massive investments in information technology equipment in order to prepare for Y2K, and to network our vast country. However, investors confused strong cyclical growth with secular growth at above trend line levels. This confusion was not helped by all of the "experts" on TV who added commentary on everything from "whisper numbers", to "beating the estimate by losing less than forecast", to valuing stocks by the number of page views, and perhaps most insulting - talking about the positive impact of stock splits! The fact that prior price momentum became the best predictor of future price performance epitomized how low the profession of security analysis had dropped.

Apparently there is still just one economy - neither old, nor new. Moreover the law of supply and demand has NOT been repealed, and the business cycle is alive and well. Probably most troubling for those "amateur hour" investors who made the top in tech stocks, is that traditional valuation metrics are still valid. It is this last point which is the most painful. For even as we come off the worst year for the major market averages since 1974, many high fliers still appear to be overvalued.

The graph below shows that the "Ten Largest S&P 500 Tech Stocks", a good proxy for the speculative frenzy of 1998-2000, routinely sold at about 4x sales until 1997, then moved up to 8x and finally touched 15x at the top this past March. As the bubble burst, and many lesser quality names went from over $100 per share, to under $10 per share, these "Ten Largest S&P 500 Tech Stocks" have retreated to a price/sales ratio of about 10x - still historically a very high level.

TEN LARGEST S&P 500 TECH STOCKS

Price/Sales Ratio

Mar-92  2.9
Jun-92  2.7
Sep-92  2.9
Dec-92  3.5
Mar-93  3.1
Jun-93  3.4
Sep-93  3.3
Dec-93  3.3
Mar-94  3.1
Jun-94  2.6
Sep-94  2.8
Dec-94  2.9
Mar-95  3.0
Jun-95  3.7
Sep-95  3.8
Dec-95  3.5
Mar-96  3.6
Jun-96  3.6
Sep-96  3.9
Dec-96  4.1
Mar-97  3.9
Jun-97  4.8
Sep-97  4.9
Dec-97  4.2
Mar-98  5.1
Jun-98  5.4
Sep-98  5.9
Dec-98  8.1
Mar-99  8.5
Jun-99  8.8
Sep-99  10.3
Dec-99  13.7
Mar-00  15.2
Jun-00  14.2
Sep-00  11.8
Dec-00  8.4
Mar-01  9.0
Jun-01

Moreover, this sector is still subject to fundamental disappointment as information technology (IT) has, at least, a temporary respite. There is a secular trend toward a higher tech content in all aspects of life - all you have to do is open your eyes. But expanding IT spending is still a function of healthy corporate profits, venture capital infusions and healthy IPO markets - all of which have turned south. The Fed ease on January 3 may take some pressure off these negative forces, but this change in monetary policy is also a reflection of how weak conditions have become. In essence, our forecast for 2001 is for a soft landing for the general economy, but for continued pain in sectors that have expanded too rapidly, and where equity valuations remain at extended levels. Interest rate cuts beyond what transpired in early January would be necessary to short circuit more damage.

So how did ICAP fare during 2000, and where are we going:

         - The Discretionary Equity Portfolio and the Equity Portfolio were up 8.3% and 7.9% respectively in 2000. The Equity Portfolio's since inception average annualized return is 21.2%, putting it in the top quartile of the Morningstar and Lipper Large-Cap Value universes.

         - The Select Equity Portfolio was up 9.5% in 2000, and after 3 years of operation has an average annualized return of 17.1%, putting it well into the top quartile of the respective Morningstar and Lipper Large-Cap Value universes.

         - The Euro Select Portfolio was down -4.8% in 2000, and after 3 years of operation has an average annualized return of 14%, well above the 10.9% of the MSCI-Europe, putting it in the second quartile of the Morningstar and Lipper European universes.

As we proceed into 2001, our analysts will be looking at two very different themes. First, we continue to believe that there are a vast number of potential takeover targets among large US industrial and service companies. Since implementing this "Targeting the Targets" theme last spring, we have had

Seagram, Associates First Capital, Texaco and Litton Industries (all of which were or are currently holdings of the Equity and Discretionary Equity Portfolios) acquired by larger competitors. We will continue to search for names that meet our standard buy criteria, where the fundamentals are generally improving in their own right, but where a takeover is also possible because of the low level of the company's equity valuation in comparison to the true value of its underlying franchise. Examples of this theme at year end include First Union, Household International, TRW, Conoco, USX-Marathon, Bausch & Lomb, Becton Dickinson and Knight-Ridder.

In addition, having sharply reduced our commitment to "new economy" stocks earlier in 2000, we are interested in reviewing quality names that generally are
a) 40% or more off their high, b) market leaders, c) carrying little debt and d) deploying business models that make sense. In line with this theme, near the end of 2000, we established a position in WorldCom, and re-established a position in Hughes Electronics. Early in 2001, we added Liberty Media and AT&T Wireless, the two upcoming spin-offs from AT&T that we feel are well positioned for the future, but have been tarred by the problems of their parent. While we expect to be judicious, particularly in the first quarter, in looking for these "fallen angels", it is possible that later in the year the environment for such stocks could be much healthier. In essence, 2000 was a year to husband your capital, to lock-up gains, and to beware of hype. As we move through 2001, we want to be cognizant of bargains among individual stocks where the risk/reward pendulum has shifted, where fear has (finally) overtaken greed.

While the Fed ease on January 3 caused a knee-jerk move back into some volatile tech stocks, we feel that the extreme damage that occurred in the second half of 2000 has reintroduced a dose of rationality into the equity valuation process. There is but ONE economy and discounted cashflow is what counts, not page-views, whisper numbers and stock-splits.

As always, we thank you for your continuing support of the ICAP Funds.

                                                                      Sincerely,

                                                               /S/Robert H. Lyon

                                                                  Robert H. Lyon
                                          President and Chief Investment Officer



PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
                                                        Annualized
--------------------------------------------------------------------------------
                                                               Since    Date of
                              4 Q 00  1 Year 3 Year  5 Year  Inception Inception
--------------------------------------------------------------------------------
ICAP Discretionary Equity
  Portfolio                   6.21%    8.32%  11.08%  17.22%   20.04%   12/31/94
--------------------------------------------------------------------------------
ICAP Equity Portfolio         5.74%    7.86%  11.80%  17.90%   21.15%   12/31/94
--------------------------------------------------------------------------------
ICAP Select Equity Portfolio  4.04%    9.49%  17.10%   N/A     17.10%   12/31/97
--------------------------------------------------------------------------------
ICAP Euro Select Equity
  Portfolio                   3.75%   -4.81%  13.96%   N/A     13.96%   12/31/97
--------------------------------------------------------------------------------

Past performance is not a guarantee of future results. Return and share price will fluctuate, and redemption value may be more or less than your original investment. Please read the prospectus carefully before investing.
The ICAP Mutual Funds are actively managed. The stocks mentioned may or may not be in any of the individual ICAP Mutual Funds.

Discretionary Equity Portfolio
Investment Highlights

December 31, 2000


FUND DESCRIPTION

The Discretionary Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio may invest up to 35% of its total assets in cash and cash equivalents for any purpose, and may invest up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio will typically hold between 40 and 45 securities.

AVERAGE ANNUALIZED TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000


-------------------------------------------------------------------------------

                                                                         SINCE
                                                                       INCEPTION
                          1 YEAR         3 YEARS         5 YEARS      (12/31/94)
--------------------------------------------------------------------------------
ICAP DISCRETIONARY
EQUITY PORTFOLIO           8.32%         11.08%          17.22%         20.04%

GROWTH OF $10,000

                    ICAP Discretionary        S&P 500/R           S&P/Barra
                     Equity Portfolio        Stock Index         Value Index

12/31/94                10,000                  10,000             10,000
12/31/95                13,521                  13,758             13,700
12/31/96                16,976                  16,917             16,713
12/31/97                21,831                  22,560             21,725
12/31/98                24,053                  29,008             24,913
12/31/99                27,625                  35,112             28,082
12/31/00                29,924                  31,915             29,790

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

Discretionary Equity Portfolio
Schedule of Investments by Sector

December 31, 2000

--------------------------------------------------------------------------------
  NUMBER
OF SHARES                                                                VALUE
--------------------------------------------------------------------------------

                  COMMON STOCKS  96.4%

                  BASIC INDUSTRIES  4.9%
    51,900        Air Products and Chemicals, Inc.                 $  2,127,900
    43,650        Alcan Aluminum Ltd.                                 1,492,284
    70,150        Weyerhaeuser Co.                                    3,560,112
                                                                    -----------
                                                                      7,180,296
                                                                    -----------
                  CAPITAL GOODS  5.7%
    60,950        General Dynamics Corp.                              4,754,100
    18,250        Litton Industries, Inc.<F1>                         1,436,047
    41,000        Tyco International Ltd.                             2,275,500
                                                                    -----------
                                                                      8,465,647
                                                                    -----------

                  COMMUNICATIONS  7.1%
    52,900        Hughes Electronics Corp.<F1>                       1,216,700
    86,600        Verizon Communications Inc.                        4,340,825
    83,150        Vodafone Group plc ADR                             2,977,809
   140,100        WorldCom, Inc.<F1>                                 1,961,400
                                                                   -----------
                                                                    10,496,734
                                                                   -----------

                  CONSUMER DURABLES  3.6%
    63,329        General Motors Corp.                               3,225,821
    52,700        TRW Inc.                                           2,042,125
                                                                   -----------
                                                                     5,267,946
                                                                   -----------

                  CONSUMER SERVICES  3.1%
    37,500        Knight-Ridder, Inc.                                2,132,813
    85,000        News Corp. Ltd. Class A ADR                        2,470,312
                                                                   -----------
                                                                     4,603,125
                                                                   -----------

                  CONSUMER STAPLES  6.8%
    64,400        Kimberly-Clark Corp.                               4,552,436
    33,700        Loews Corp.                                        3,490,056
    62,300        Tricon Global Restaurants, Inc.<F1>                2,055,900
                                                                   -----------
                                                                    10,098,392
                                                                   -----------

                  ENERGY  11.3%
   150,900        Conoco Inc., Class B                                4,366,669
    45,500        ExxonMobil Corp.                                    3,955,656
    19,750        Royal Dutch Petroleum Co.                           1,196,109
    74,050        Texaco Inc.                                         4,600,356
    94,300        USX-Marathon Group                                  2,616,825
                                                                    -----------
                                                                     16,735,615
                                                                    -----------
See notes to financial statements.
<F1> Non-income producing.

Discretionary Equity Portfolio
Schedule of Investments by Sector (continued)

December 31, 2000

--------------------------------------------------------------------------------
  NUMBER
OF SHARES                                                                VALUE
--------------------------------------------------------------------------------

                  FINANCIAL  23.3%
   121,900        Allstate Corp.                                    $  5,310,269
    66,100        Bank One Corp.                                       2,420,913
    78,366        Citigroup Inc.                                       4,001,564
    65,800        Fannie Mae                                           5,708,150
    99,000        First Union Corp.                                    2,753,438
    80,500        Household International, Inc.                        4,427,500
   138,900        MetLife, Inc.                                        4,861,500
    89,250        Wells Fargo & Co.                                    4,970,109
                                                                     -----------
                                                                      34,453,443
                                                                     -----------

                  HEALTHCARE  10.2%
    65,450        Abbott Laboratories                                  3,170,234
     6,800        Aetna Inc.<F1>                                         279,225
    36,400        Bausch & Lomb Inc.                                   1,471,925
    42,600        Becton, Dickinson and Co.                            1,475,025
    65,400        Bristol-Myers Squibb Co.                             4,835,513
    62,234        Pharmacia Corp.                                      3,796,274
                                                                     -----------
                                                                      15,028,196
                                                                     -----------

                  RETAIL  4.3%
    85,600        Sears, Roebuck and Co.                               2,974,600
   102,650        Target Corp.                                         3,310,462
                                                                     -----------
                                                                       6,285,062
                                                                     -----------

                  TECHNOLOGY  9.2%
    48,250        Electronic Data Systems Corp.                        2,786,438
    32,400        International Business Machines Corp.                2,754,000
   108,274        Motorola, Inc.                                       2,192,549
   118,724        Philips Electronics N.V.                             4,303,745
    54,000        Thermo Electron Corp.<F1>                            1,606,500
                                                                     -----------
                                                                      13,643,232
                                                                     -----------

                  TRANSPORTATION  1.3%
    68,450        Burlington Northern Santa Fe Corp.                   1,937,991
                                                                     -----------
See notes to financial statements.
<F1> Non-income producing.

Discretionary Equity Portfolio
Schedule of Investments by Sector (continued)

December 31, 2000

--------------------------------------------------------------------------------
  NUMBER
OF SHARES                                                                VALUE
--------------------------------------------------------------------------------

                  UTILITIES  5.6%
    33,900        American Electric Power Co., Inc.                $   1,576,350
    77,800        Edison International                                 1,215,625
    76,850        FPL Group, Inc.                                      5,513,988
                                                                    ------------
                                                                       8,305,963
                                                                    ------------

                  TOTAL COMMON STOCKS
                     (cost $113,460,745)                             142,501,642
                                                                    ------------


 PRINCIPAL
   AMOUNT
----------

                  SHORT-TERM INVESTMENT  3.6%

                  MONEY MARKET  3.6%
$5,320,139        UMB Bank Money Market Fiduciary                      5,320,139
                                                                    ------------

                  TOTAL SHORT-TERM INVESTMENT
                     (cost $5,320,139)                                 5,320,139
                                                                    ------------

                  TOTAL INVESTMENTS  100.0%
                     (cost $118,780,884)                             147,821,781

                  Other Assets,
                     less Liabilities  0.0%                               65,292
                                                                    ------------

                  NET ASSETS  100.0%                                $147,887,073
                                                                    ============

See notes to financial statements.

Equity Portfolio
Investment Highlights

December 31, 2000


FUND DESCRIPTION

The Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio intends to be virtually fully invested in equity securities at all times. The Portfolio will typically hold between 40 and 45 securities.


AVERAGE ANNUALIZED TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                                                         SINCE
                                                                       INCEPTION
                          1 YEAR         3 YEARS         5 YEARS      (12/31/94)
--------------------------------------------------------------------------------
ICAP
EQUITY PORTFOLIO           7.86%         11.80%          17.90%         21.15%

GROWTH OF $10,000


                    ICAP Equity               S&P 500              S&P/Barra
                     Portfolio              Stock Index           Value Index

12/31/94              10,000                   10,000                10,000
12/31/95              13,885                   13,758                13,700
12/31/96              17,531                   16,917                16,713
12/31/97              22,630                   22,560                21,725
12/31/98              25,215                   29,008                24,913
12/31/99              29,321                   35,112                28,082
12/31/00              31,625                   31,915                29,790

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

Equity Portfolio
Schedule of Investments by Sector

December 31, 2000

--------------------------------------------------------------------------------
  NUMBER
OF SHARES                                                                VALUE
--------------------------------------------------------------------------------

                  COMMON STOCKS  97.3%

                  BASIC INDUSTRIES  4.9%
   361,800        Air Products and Chemicals, Inc.                 $  14,833,800
   308,550        Alcan Aluminum Ltd.                                 10,548,553
   503,450        Weyerhaeuser Co.                                    25,550,088
                                                                    ------------
                                                                      50,932,441
                                                                    ------------

                  CAPITAL GOODS  5.6%
   416,050        General Dynamics Corp.                              32,451,900
   136,300        Litton Industries, Inc.<F1>                         10,725,106
   287,100        Tyco International Ltd.                             15,934,050
                                                                    ------------
                                                                      59,111,056
                                                                    ------------

                  COMMUNICATIONS  7.1%
   379,200        Hughes Electronics Corp.<F1>                         8,721,600
   638,850        Verizon Communications Inc.                         32,022,356
   580,100        Vodafone Group plc ADR                              20,774,831
   976,100        WorldCom, Inc.<F1>                                  13,665,400
                                                                    ------------
                                                                      75,184,187
                                                                    ------------

                  CONSUMER DURABLES  3.5%
   450,657        General Motors Corp.                                22,955,341
   347,600        TRW Inc.                                            13,469,500
                                                                    ------------
                                                                      36,424,841
                                                                    ------------

                  CONSUMER SERVICES  3.0%
   253,300        Knight-Ridder, Inc.                                 14,406,437
   590,650        News Corp. Ltd. Class A ADR                         17,165,766
                                                                    ------------
                                                                      31,572,203
                                                                    ------------

                  CONSUMER STAPLES  6.7%
   437,650        Kimberly-Clark Corp.                                30,937,479
   242,450        Loews Corp.                                         25,108,728
   441,400        Tricon Global Restaurants, Inc.<F1>                 14,566,200
                                                                    ------------
                                                                      70,612,407
                                                                    ------------

                  ENERGY  11.0%
 1,019,550        Conoco Inc., Class B                                29,503,228
   302,900        ExxonMobil Corp.                                    26,333,369
   148,150        Royal Dutch Petroleum Co.                            8,972,334
   528,800        Texaco Inc.                                         32,851,700
   663,600        USX-Marathon Group                                  18,414,900
                                                                    ------------
                                                                     116,075,531
                                                                    ------------
See notes to financial statements.
<F1> Non-income producing.

Equity Portfolio
Schedule of Investments by Sector (continued)

December 31, 2000

--------------------------------------------------------------------------------
  NUMBER
OF SHARES                                                                VALUE
--------------------------------------------------------------------------------

                  FINANCIAL  24.7%
   814,700        Allstate Corp.                                   $  35,490,369
   457,300        Bank One Corp.                                      16,748,613
   926,071        Citigroup Inc.                                      47,287,500
   470,500        Fannie Mae                                          40,815,875
   738,700        First Union Corp.                                   20,545,094
   551,750        Household International, Inc.                       30,346,250
   997,900        MetLife, Inc.                                       34,926,500
   590,300        Wells Fargo & Co.                                   32,872,331
                                                                    ------------
                                                                     259,032,532
                                                                    ------------

                  HEALTHCARE  10.9%
   474,350        Abbott Laboratories                                 22,976,328
    48,700        Aetna Inc.<F1>                                       1,999,744
   264,200        Bausch & Lomb Inc.                                  10,683,588
   433,950        Becton, Dickinson and Co.                           15,025,519
   491,050        Bristol-Myers Squibb Co.                            36,307,009
   443,901        Pharmacia Corp.                                     27,077,961
                                                                    ------------
                                                                     114,070,149
                                                                    ------------

                  RETAIL  4.3%
   602,300        Sears, Roebuck and Co.                              20,929,925
   738,100        Target Corp.                                        23,803,725
                                                                    ------------
                                                                      44,733,650
                                                                    ------------

                  TECHNOLOGY  9.1%
   348,300        Electronic Data Systems Corp.                       20,114,325
   230,000        International Business Machines Corp.               19,550,000
   790,331        Motorola, Inc.                                      16,004,203
   810,110        Philips Electronics N.V.                            29,366,487
   360,050        Thermo Electron Corp.<F1>                           10,711,488
                                                                    ------------
                                                                      95,746,503
                                                                    ------------

                  TRANSPORTATION  1.3%
   486,650        Burlington Northern Santa Fe Corp.                  13,778,278
                                                                    ------------

See notes to financial statements.
<F1> Non-income producing.

Equity Portfolio
Schedule of Investments by Sector (continued)

December 31, 2000

--------------------------------------------------------------------------------
  NUMBER
OF SHARES                                                                VALUE
--------------------------------------------------------------------------------

                  UTILITIES  5.2%
   238,800        American Electric Power Co., Inc.               $   11,104,200
   558,100        Edison International                                 8,720,312
   483,850        FPL Group, Inc.                                     34,716,238
                                                                  --------------
                                                                      54,540,750
                                                                  --------------

                  TOTAL COMMON STOCKS
                     (cost $829,171,968)                           1,021,814,528
                                                                  --------------

 PRINCIPAL
   AMOUNT
-----------

                  SHORT-TERM INVESTMENT  2.7%

                  MONEY MARKET  2.7%
$27,963,808       UMB Bank Money Market Fiduciary                     27,963,808
                                                                  --------------

                  TOTAL SHORT-TERM INVESTMENT
                     (cost $27,963,808)                               27,963,808
                                                                  --------------

                  TOTAL INVESTMENTS  100.0%
                     (cost $857,135,776)                           1,049,778,336

                  Other Assets,
                     less Liabilities  0.0%                              372,342
                                                                  --------------

                  NET ASSETS  100.0%                              $1,050,150,678
                                                                  ==============

See notes to financial statements.

Select Equity Portfolio
Investment Highlights

December 31, 2000


FUND DESCRIPTION

The Select Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio will concentrate its investments in fewer securities than the Discretionary Equity and Equity Portfolios, typically holding between 15 and 25 securities.


AVERAGE ANNUALIZED TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

GROWTH OF $10,000

                                                                                       SINCE
                                                                                    INCEPTION
                                                       1 YEAR          3 YEARS      (12/31/97)
--------------------------------------------------------------------------------------------------
ICAP SELECT EQUITY PORTFOLIO                           9.49%           17.10%         17.10%


GROWTH OF $10,000

             ICAP Select            S&P 500                S&P/Barra
           Equity Portfolio       Stock Index             Value Index

12/31/97       10,000                10,000                10,000
6/30/98        11,698                11,771                11,213
12/31/98       11,533                12,858                11,467
6/30/99        14,158                14,450                13,068
12/31/99       14,666                15,564                12,926
6/30/00        15,006                15,497                12,400
12/31/00       16,058                14,146                13,713


This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

Select Equity Portfolio
Schedule of Investments by Sector

December 31, 2000

--------------------------------------------------------------------------------
  NUMBER
OF SHARES                                                                VALUE
--------------------------------------------------------------------------------

                  COMMON STOCKS  95.4%

                  BASIC INDUSTRIES  4.8%
    36,500        Weyerhaeuser Co.                                    $1,852,375
                                                                    ------------

                  COMMUNICATIONS  9.3%
    46,300        Hughes Electronics Corp.<F1>                         1,064,900
    29,200        Vodafone Group plc ADR                               1,045,725
   102,000        WorldCom, Inc.<F1>                                   1,428,000
                                                                    ------------
                                                                       3,538,625
                                                                    ------------

                  CONSUMER DURABLES  4.3%
    32,300        General Motors Corp.                                 1,645,281
                                                                    ------------

                  CONSUMER SERVICES  6.8%
    20,200        Knight-Ridder, Inc.                                  1,148,875
    67,600        Sea Containers Ltd. Class A ADR                      1,470,300
                                                                    ------------
                                                                       2,619,175
                                                                    ------------
                  CONSUMER STAPLES  6.9%
    25,500        Loews Corp.                                          2,640,844
                                                                    ------------

                  ENERGY  12.2%
   107,200        Conoco Inc., Class B                                 3,102,100
    25,000        Texaco Inc.                                          1,553,125
                                                                    ------------
                                                                       4,655,225
                                                                    ------------

                  FINANCIAL  25.8%
    39,600        Allstate Corp.                                       1,725,075
    34,433        Citigroup Inc.                                       1,758,235
    18,400        Fannie Mae                                           1,596,200
    53,800        First Union Corp.                                    1,496,313
    29,300        Household International, Inc.                        1,611,500
    47,800        MetLife, Inc.                                        1,673,000
                                                                    ------------
                                                                       9,860,323
                                                                    ------------

                  HEALTHCARE  6.4%
    24,500        Bausch & Lomb Inc.                                     990,719
    19,800        Bristol-Myers Squibb Co.                             1,463,962
                                                                    ------------
                                                                       2,454,681
                                                                    ------------

See notes to financial statements.
<F1> Non-income producing.

Select Equity Portfolio
Schedule of Investments by Sector (continued)

December 31, 2000

--------------------------------------------------------------------------------
  NUMBER
OF SHARES                                                                VALUE
--------------------------------------------------------------------------------

                  RETAIL  4.8%
    52,500        Sears, Roebuck and Co.                            $  1,824,375
                                                                    ------------

                  TECHNOLOGY  8.8%
    27,700        Motorola, Inc.                                         560,925
    47,190        Philips Electronics N.V.                             1,710,638
    36,900        Thermo Electron Corp.<F1>                            1,097,775
                                                                    ------------
                                                                       3,369,338
                                                                    ------------

                  UTILITIES  5.3%
    20,700        Edison International                                   323,437
    23,600        FPL Group, Inc.                                      1,693,300
                                                                    ------------
                                                                       2,016,737
                                                                    ------------

                  TOTAL COMMON STOCKS
                     (cost $31,805,004)                               36,476,979
                                                                    ------------

 PRINCIPAL
   AMOUNT
-----------

                  SHORT-TERM INVESTMENT  4.6%

                  MONEY MARKET  4.6%
$1,758,676        UMB Bank Money Market Fiduciary                      1,758,676
                                                                    ------------

                  TOTAL SHORT-TERM INVESTMENT
                     (cost $1,758,676)                                 1,758,676
                                                                    ------------

                  TOTAL INVESTMENTS  100.0%
                     (cost $33,563,680)                               38,235,655

                  Other Assets,
                     less Liabilities  0.0%                                3,542
                                                                    ------------

                  NET ASSETS  100.0%                                $ 38,239,197
                                                                    ============


See notes to financial statements.
<F1> Non-income producing.

Euro Select Equity Portfolio
Investment Highlights

December 31, 2000


FUND DESCRIPTION
The Euro Select Equity Portfolio invests primarily in equity securities, predominantly American Depositary Receipts ("ADRs"), of established European companies with market capitalizations of at least $2 billion. The Portfolio will typically hold between 15 and 25 securities.


AVERAGE ANNUALIZED TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000

GROWTH OF $10,000

                                                                         SINCE
                                                                       INCEPTION
                                         1 YEAR          3 YEARS      (12/31/97)
--------------------------------------------------------------------------------
ICAP EURO SELECT EQUITY PORTFOLIO        (4.81)%         13.96%         13.96%


               ICAP Euro Select                Morgan Stanley Capital
               Equity Portfolio              International Europe Index


12/31/97         10,000                               10,000
6/30/98          13,368                               12,649
12/31/98         12,740                               12,853
6/30/99          13,204                               12,543
12/31/99         15,546                               14,896
6/30/00          15,235                               14,437
12/31/00         14,798                               13,646


This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading.

A direct investment in this Index is not possible.

Euro Select Equity Portfolio
Schedule of Investments by Sector

December 31, 2000

--------------------------------------------------------------------------------
  NUMBER
OF SHARES                                                                VALUE
--------------------------------------------------------------------------------
                  COMMON STOCKS  98.2%

                  BASIC INDUSTRIES  3.1%
    87,300        Stora Enso Oyj Sponsored ADR<F1>                    $1,025,775
                                                                    ------------

                  CAPITAL GOODS  11.1%
   397,700        BAE Systems plc                                      2,269,395
    97,100        Investor AB, B Shares                                1,451,014
                                                                    ------------
                                                                       3,720,409
                                                                    ------------

                  COMMUNICATIONS  11.2%
   190,600        Infonet Services Corp., Class B<F1>                    953,000
   156,400        Portugal Telecom, SGPS, SA ADR                       1,407,600
    38,700        Vodafone Group plc ADR                               1,385,944
                                                                    ------------
                                                                       3,746,544
                                                                    ------------

                  CONSUMER DURABLES  3.1%
    31,400        Bayerische Moteren Werke AG                          1,028,846
                                                                    ------------

                  CONSUMER SERVICES  15.1%
   231,300        Bass plc ADR                                         2,529,844
    70,200        Sea Containers Ltd. Class A ADR                      1,526,850
    14,900        Vivendi Universal ADR                                  973,156
                                                                    ------------
                                                                       5,029,850
                                                                    ------------

                  CONSUMER STAPLES  7.2%
    54,400        Diageo plc ADR                                       2,414,000
                                                                    ------------

                  ENERGY  8.8%
    59,700        Shell Transport & Trading Co. plc ADR                2,947,688
                                                                    ------------

                  FINANCIAL  22.3%
    65,784        ABN Amro Holding N.V. ADR                            1,496,587
    18,624        ING Groep N.V. ADR                                   1,492,248
   190,310        Nordea AB                                            1,500,842
     9,250        UBS AG ADR                                           1,511,450
    24,400        Zurich Financial Services AG ADR<F1>                 1,451,800
                                                                    ------------
                                                                       7,452,927
                                                                    ------------

                  TECHNOLOGY  4.5%
    40,916        Philips Electronics N.V.                             1,483,205
                                                                    ------------

See notes to financial statements.
<F1> Non-income producing.

Euro Select Equity Portfolio
Schedule of Investments by Sector (continued)

December 31, 2000

--------------------------------------------------------------------------------
  NUMBER
OF SHARES                                                                VALUE
--------------------------------------------------------------------------------
                  TRANSPORTATION  3.8%
   267,100        Peninsular & Oriental Steam Navigation Co.         $ 1,264,825
                                                                     -----------

                  UTILITIES  8.0%
   161,100        Endesa SA Sponsored ADR                              2,688,356
                                                                     -----------

                  TOTAL COMMON STOCKS
                     (cost $29,420,781)                               32,802,425
                                                                     -----------

 PRINCIPAL
   AMOUNT
----------

                  SHORT-TERM INVESTMENT  1.5%

                  MONEY MARKET  1.5%
  $487,409        UMB Bank Money Market Fiduciary                        487,409
                                                                     -----------

                  TOTAL SHORT-TERM INVESTMENT
                     (cost $487,409)                                     487,409
                                                                     -----------

                  TOTAL INVESTMENTS  99.7%
                     (cost $29,908,190)                               33,289,834

                  Other Assets,
                     less Liabilities  0.3%                              118,985
                                                                     -----------

                  NET ASSETS  100.0%                                 $33,408,819
                                                                     ===========

--------------------------------------------------------------------------------
EURO SELECT EQUITY PORTFOLIO COUNTRY COMPOSITION AS OF DECEMBER 31, 2000:

                  Country                                                %
                  ---------------------------------------------------------
                  United Kingdom                                       39.0
                  Netherlands                                          13.6
                  Switzerland                                           9.1
                  Sweden                                                9.0
                  Spain                                                 8.2
                  United States                                         7.6
                  Portugal                                              4.3
                  Germany                                               3.1
                  Finland                                               3.1
                  France                                                3.0
                  ---------------------------------------------------------
                  TOTAL                                               100.0%
                  ---------------------------------------------------------

See notes to financial statements.

Statements of Assets and Liabilities

December 31, 2000

-----------------------------------------------------------------------------------------------------------
                                          DISCRETIONARY                       SELECT       EURO SELECT
                                             EQUITY          EQUITY           EQUITY         EQUITY
                                            PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                       $118,780,884  $  857,135,776    $ 33,563,680    $29,908,190
                                           ============  ==============    ============    ===========

Investments, at value                      $147,821,781  $1,049,778,336     $38,235,655    $33,289,834
Cash                                                --               --              --        212,173
Dividends and interest receivable               136,849         985,279          35,057        116,705
Tax reclaim receivable                           32,608         117,976              --         36,875
Other assets                                     14,613          18,711          13,261         12,953
                                           ------------  --------------    ------------    -----------
        Total Assets                        148,005,851   1,050,900,302      38,283,973     33,668,540
                                           ------------  --------------    ------------    -----------

LIABILITIES:
Payable for securities purchased                    --               --              --        212,173
Accrued investment advisory fee                  72,854         648,331           8,415         11,868
Accrued expenses and other liabilities           45,924         101,293          36,361         35,680
                                           ------------  --------------    ------------    -----------
        Total Liabilities                       118,778         749,624          44,776        259,721
                                           ------------  --------------    ------------    -----------

NET ASSETS                                 $147,887,073  $1,050,150,678     $38,239,197    $33,408,819
                                           ============  ==============     ===========    ===========

NET ASSETS CONSIST OF:
Capital stock                              $     48,478  $      240,504   $      12,962    $    13,812
Paid-in-capital in excess of par            121,504,853     866,333,329      33,586,415     30,214,380
Undistributed net investment income              32,765         164,037           4,675         30,109
Accumulated net realized loss
    on investments and foreign
    currency transactions                   (2,739,920)     (9,229,752)        (36,830)      (231,126)
Net unrealized appreciation
    on investments                           29,040,897     192,642,560       4,671,975      3,381,644
                                           ------------  --------------    ------------    -----------

NET ASSETS                                 $147,887,073  $1,050,150,678     $38,239,197    $33,408,819
                                           ============  ==============     ===========    ===========

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                  100,000,000     100,000,000     100,000,000    100,000,000
Issued and outstanding                        4,847,844      24,050,360       1,296,242      1,381,213

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                     $30.51          $43.66          $29.50         $24.19
                                                 ======          ======          ======         ======

See notes to financial statements.

Statements of Operations

For the Year Ended December 31, 2000

-----------------------------------------------------------------------------------------------------------
                                              DISCRETIONARY                        SELECT     EURO SELECT
                                                 EQUITY           EQUITY           EQUITY        EQUITY
                                                PORTFOLIO        PORTFOLIO        PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends<F1>                                  $   3,159,984    $ 17,716,256    $    517,497   $   742,985
Interest                                             682,666       1,426,318          55,895        74,478
                                               -------------    ------------    ------------   -----------
Total investment income                            3,842,650      19,142,574         573,392       817,463
                                               -------------    ------------    ------------   -----------

EXPENSES:
Investment advisory fees                           1,542,800       7,939,280         225,138        323,109
Fund administration and accounting fees              176,425         353,482          54,999         58,634
Shareholder servicing                                 26,741          67,481          18,240         18,810
Custody fees                                          25,611          77,846           6,828         14,756
Audit fees                                            19,525          19,524          19,425         18,630
Federal and state registration fees                   19,010          54,242          19,226         18,114
Directors' fees and expenses                          14,995          14,995          14,995         14,995
Legal fees                                            12,767          12,767          12,767         13,143
Reports to shareholders                                4,864           4,863           4,864          4,863
Other                                                  5,161           8,216           3,313          3,508
                                               -------------    ------------    ------------    -----------

Total expenses before waivers
    and reimbursements                             1,847,899       8,552,696         379,795        488,562
Waivers and reimbursements
    of expenses by Adviser                         (305,099)       (613,416)        (154,657)     (165,453)
                                               -------------    ------------    ------------    -----------

Net expenses                                       1,542,800       7,939,280         225,138        323,109
                                               -------------    ------------    ------------    -----------

NET INVESTMENT INCOME                              2,299,850       11,203,294        348,254        494,354
                                               -------------     ------------   ------------    -----------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments                  20,663,697      37,412,601       1,295,793        599,246
Change in net unrealized appreciation
    on investments                              (12,320,046)      24,951,583       1,066,108    (2,655,557)
                                               -------------    ------------    ------------    -----------

Net gain (loss) on investments                     8,343,651      62,364,184       2,361,901    (2,056,311)
                                               -------------    ------------    ------------    -----------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                                 $ 10,643,501    $ 73,567,478     $ 2,710,155   $(1,561,957)
                                                ============    ============     ===========   ============


<F1> Net of $29,753, $148,037, $4,669 and $84,615
     in foreign withholding taxes, respectively.

See notes to financial statements.

Discretionary Equity Portfolio
Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED                    YEAR ENDED
                                                      DECEMBER 31, 2000             DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                    $    2,299,850                 $    2,864,962
Net realized gain on investments                             20,663,697                     17,473,884
Change in net unrealized appreciation
    on investments                                         (12,320,046)                      9,250,935
                                                         --------------                ---------------
Net increase in net assets resulting
    from operations                                          10,643,501                     29,589,781
                                                         --------------                ---------------

DISTRIBUTIONS PAID FROM:
Net investment income                                       (2,297,078)                    (2,873,033)
Net realized gain on investments                           (22,091,557)                   (15,834,976)
                                                         --------------                ---------------
Net decrease in net assets resulting
    from distributions paid                                 24,388,635)                   (18,708,009)
                                                         --------------                ---------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                                  25,019,387                     17,226,422
Reinvested distributions                                     24,198,420                     18,520,739
Shares redeemed                                           (109,696,628)                   (29,886,775)
                                                         --------------                ---------------
Net increase (decrease) in net assets
    resulting from capital share transactions              (60,478,821)                      5,860,386
                                                         --------------                ---------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    (74,223,955)                     16,742,158

NET ASSETS:
Beginning of period                                         222,111,028                   205,368,870
                                                         --------------                ---------------
End of period                                              $147,887,073                  $222,111,028
                                                         ==============                ===============

TRANSACTIONS IN SHARES:
Shares sold                                                     761,352                        499,065
Reinvested distributions                                        816,959                        550,877
Shares redeemed                                             (3,322,512)                      (874,276)
                                                         --------------                ---------------
Net increase (decrease)                                     (1,744,201)                        175,666
                                                         ==============                ===============
See notes to financial statements.


Equity Portfolio
Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED                     YEAR ENDED
                                                      DECEMBER 31, 2000             DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                  $     11,203,294               $  10,673,361
Net realized gain on investments                             37,412,601                  46,250,153
Change in net unrealized appreciation
    on investments                                           24,951,583                  70,593,800
                                                       ----------------               -------------
Net increase in net assets resulting
    from operations                                          73,567,478                 127,517,314
                                                       ----------------               -------------

DISTRIBUTIONS PAID FROM:
Net investment income                                      (11,157,255)                (10,669,849)
Net realized gain on investments                           (53,577,824)                (26,832,819)
                                                       ----------------               -------------
Net decrease in net assets resulting
    from distributions paid                                (64,735,079)                (37,502,668)
                                                       ----------------               -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                                 362,236,566                 285,844,608
Reinvested distributions                                     62,675,096                  36,065,337
Shares redeemed                                           (343,120,497)                (169,664,251)
                                                       ----------------               -------------
Net increase in net assets resulting from
    capital share transactions                               81,791,165                 152,245,694
                                                       ----------------               -------------

TOTAL INCREASE IN NET ASSETS                                 90,623,564                 242,260,340

NET ASSETS:
Beginning of period                                         959,527,114                 717,266,774
                                                       ----------------               -------------
End of period                                            $1,050,150,678                $959,527,114
                                                       ================               =============

TRANSACTIONS IN SHARES:
Shares sold                                                   8,374,403                   6,850,240
Reinvested distributions                                      1,443,657                     843,301
Shares redeemed                                             (8,011,057)                 (4,018,060)
                                                       ----------------               -------------
Net increase                                                  1,807,003                   3,675,481
                                                       ================               =============

See notes to financial statements.

Select Equity Portfolio
Statements of Changes in Net Assets


-------------------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED                    YEAR ENDED
                                                        DECEMBER 31, 2000             DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                     $    348,254                $   343,153
Net realized gain on investments                             1,295,793                    477,674
Change in net unrealized appreciation
    on investments                                           1,066,108                  2,406,217
                                                          ------------                -----------
Net increase in net assets resulting
    from operations                                          2,710,155                  3,227,044
                                                          ------------                -----------
DISTRIBUTIONS PAID FROM:
Net investment income                                        (343,579)                  (347,672)
Net realized gain on investments                             (908,935)                  (516,699)
                                                          ------------                -----------
Net decrease in net assets resulting
    from distributions paid                                (1,252,514)                  (864,371)
                                                          ------------                -----------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                                 17,369,321                 21,649,178
Reinvested distributions                                     1,252,015                    828,297
Shares redeemed                                            (5,661,091)               (10,599,686)
                                                          ------------                -----------
Net increase in net assets resulting from
    capital share transactions                              12,960,245                 11,877,789
                                                          ------------                -----------

TOTAL INCREASE IN NET ASSETS                                14,417,886                 14,240,462

NET ASSETS:
Beginning of period                                         23,821,311                  9,580,849
                                                          ------------                -----------
End of period                                              $38,239,197                $23,821,311
                                                          ============                ===========

TRANSACTIONS IN SHARES:
Shares sold                                                    601,785                   809,090
Reinvested distributions                                        42,851                    30,285
Shares redeemed                                              (202,047)                 (406,555)
                                                          ------------                -----------
Net increase                                                   442,589                   432,820
                                                          ============                ==========


See notes to financial statements.

Euro Select Equity Portfolio
Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED                    YEAR ENDED
                                                      DECEMBER 31, 2000             DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                  $    494,354                  $     449,123
Net realized gain on investments                            599,246                      4,077,211
Change in net unrealized appreciation
    on investments                                      (2,655,557)                      1,337,212
                                                       ------------                  -------------
Net increase (decrease) in net assets resulting
    from operations                                     (1,561,957)                      5,863,546
                                                       ------------                  -------------

DISTRIBUTIONS PAID FROM:
Net investment income                                     (470,178)                      (443,758)
Net realized gain on investments                        (2,483,021)                    (1,322,801)
                                                       ------------                  -------------
Net decrease in net assets resulting
    from distributions paid                             (2,953,199)                    (1,766,559)
                                                       ------------                  -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                              28,253,153                      9,958,444
Reinvested distributions                                  2,938,059                      1,764,616
Shares redeemed                                        (25,134,344)                   (11,986,763)
                                                       ------------                  -------------
Net increase (decrease) in net assets resulting from
    capital share transactions                            6,056,868                      (263,703)
                                                       ------------                  -------------

TOTAL INCREASE IN NET ASSETS                              1,541,712                      3,833,284

NET ASSETS:
Beginning of period                                      31,867,107                     28,033,823
                                                       ------------                  -------------
End of period                                           $33,408,819                    $31,867,107
                                                       ============                  =============

TRANSACTIONS IN SHARES:
Shares sold                                               1,129,278                        399,604
Reinvested distributions                                    117,020                         66,002
Shares redeemed                                         (1,006,703)                      (476,595)
                                                       ------------                  -------------
Net increase (decrease)                                     239,595                       (10,989)
                                                       ============                  =============


See notes to financial statements.

Discretionary Equity Portfolio
Financial Highlights

---------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)            2000       1999       1998        1997     1996
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  BEGINNING OF YEAR                                    $33.69     $32.01     $30.34      $29.55   $25.42

Income from investment operations:
  Net investment income                                  0.41       0.46       0.52        0.48     0.36
  Net realized and unrealized gain
     on investments                                      2.11       4.26       2.57        7.80     6.09
                                                        -----      -----     ------       -----    -----
  Total income from investment
     operations                                          2.52       4.72       3.09        8.28     6.45
                                                        -----      -----     ------       -----    -----
Less distributions:
  From net investment income                           (0.41)     (0.46)     (0.52)      (0.48)   (0.36)
  In excess of book net investment income                  --         --         --      (0.01)       --
  From net realized gain on investments                (5.29)     (2.58)     (0.90)      (7.00)   (1.80)
  In excess of book net realized gain
     on investments                                        --         --         --          --   (0.16)
                                                        -----      -----     ------       -----    -----
     Total distributions                               (5.70)     (3.04)     (1.42)      (7.49)   (2.32)
                                                        -----      -----     ------       -----    -----
NET ASSET VALUE, END OF YEAR                           $30.51     $33.69     $32.01      $30.34   $29.55
                                                       ======     ======     ======      ======   ======
TOTAL RETURN                                            8.32%     14.85%     10.17%      28.60%   25.55%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)             $147,887   $222,111   $205,369    $157,137 $110,280
  Ratio of expenses to average net assets:
     Before expense reimbursement                       0.96%      0.95%      0.98%       1.02%    1.11%
     After expense reimbursement                        0.80%      0.80%      0.80%       0.80%    0.80%
  Ratio of net investment income
     to average net assets:
     Before expense reimbursement                       1.03%      1.16%      1.47%       1.15%    1.04%
     After expense reimbursement                        1.19%      1.31%      1.65%       1.37%    1.35%
  Portfolio turnover rate                                132%       137%       129%        131%     138%

See notes to financial statements.


Equity Portfolio
Financial Highlights


----------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)            2000       1999       1998        1997     1996
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  BEGINNING OF YEAR                                    $43.14     $38.63     $35.12      $31.16   $26.03

Income from investment operations:
  Net investment income                                  0.48       0.51       0.50        0.37     0.31
  Net realized and unrealized gain
     on investments                                      2.87       5.75       3.51        8.57     6.49
                                                       ------     ------     ------      ------   ------
  Total income from investment
     operations                                          3.35       6.26       4.01        8.94     6.80
                                                       ------     ------     ------      ------   ------
Less distributions:
  From net investment income                           (0.48)     (0.51)     (0.50)      (0.37)   (0.30)
  In excess of book net investment income                  --         --         --      (0.01)       --
  From net realized gain on investments                (2.35)     (1.24)         --      (4.59)   (1.30)
  In excess of book net realized gain
     on investments                                        --         --         --      (0.01)   (0.07)
                                                       ------     ------     ------      ------   ------
     Total distributions                               (2.83)     (1.75)     (0.50)      (4.98)   (1.67)
                                                       ------     ------     ------      ------   ------
NET ASSET VALUE, END OF YEAR                           $43.66     $43.14     $38.63      $35.12   $31.16
                                                       ======     ======     ======      ======   ======
TOTAL RETURN                                            7.86%      16.28%    11.42%      29.08%   26.26%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)           $1,050,151   $959,527   $717,267    $371,402 $149,125
  Ratio of expenses to average net assets:
     Before expense reimbursement                       0.86%      0.87%      0.91%       0.97%    1.12%
     After expense reimbursement                        0.80%      0.80%      0.80%       0.80%    0.80%
  Ratio of net investment income to average net assets:
     Before expense reimbursement                       1.07%      1.15%      1.28%       0.89%    0.83%
     After expense reimbursement                        1.13%      1.22%      1.39%       1.06%    1.15%
  Portfolio turnover rate                                116%       118%       133%        121%     125%


See notes to financial statements.

Select Equity Portfolio
Financial Highlights



                                                              YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)            2000             1999             1998<F1>
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  BEGINNING OF YEAR                                         $27.91           $22.77            $20.00

Income from investment operations:
   Net investment income                                      0.32             0.38              0.28
   Net realized and unrealized gain
     on investments                                           2.31             5.78              2.78
                                                             -----            -----             -----
     Total income from investment
        operations                                            2.63             6.16              3.06
                                                             -----            -----             -----

Less distributions:
   From net investment income                                (0.32)           (0.39)            (0.29)
   From net realized gain on investments                     (0.72)           (0.63)               --
                                                             -----            -----             -----
     Total distributions                                     (1.04)           (1.02)            (0.29)
                                                             -----            -----             -----

NET ASSET VALUE, END OF YEAR                                $29.50           $27.91            $22.77
                                                             =====            =====             =====

TOTAL RETURN                                                 9.49%           27.17%            15.33%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (in thousands)                  $38,239          $23,821            $9,581
   Ratio of expenses to average net assets:
     Before expense reimbursement                            1.35%            1.53%             3.34%
     After expense reimbursement                             0.80%            0.80%             0.80%
   Ratio of net investment income to average net assets:
     Before expense reimbursement                            0.69%            0.90%           (0.72)%
     After expense reimbursement                             1.24%            1.63%             1.82%
   Portfolio turnover rate                                   400%             375%               250%

<F1> Commencement of operations after the close of business on December 31, 1997.



See notes to financial statements.

Euro Select Equity Portfolio
Financial Highlights


-------------------------------------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)            2000          1999             1998<F1>
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
   BEGINNING OF YEAR                                   $27.91         $24.32            $20.00

Income from investment operations:
   Net investment income                                 0.38           0.45              0.35
   Net realized and unrealized gain (loss)
     on investments                                    (1.69)           4.80              5.07
                                                       ------         ------             -----
     Total income (loss) from investment
        operations                                     (1.31)           5.25              5.42
                                                       ------         ------             -----
Less distributions:
   From net investment income                          (0.37)         (0.44)            (0.37)
   From net realized gain on investments               (2.04)         (1.22)            (0.73)
                                                       ------         ------             -----
    Total distributions                                (2.41)         (1.66)            (1.10)
                                                       ------         ------             -----
NET ASSET VALUE, END OF YEAR                           $24.19         $27.91            $24.32
                                                       ======         ======            ======
TOTAL RETURN                                          (4.81)%         22.03%            27.40%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (in thousands)             $33,409        $31,867           $28,034
   Ratio of expenses to average net assets:
     Before expense reimbursement                       1.51%          1.61%             1.67%
     After expense reimbursement                        1.00%          1.00%             1.00%
   Ratio of net investment income
     to average net assets:
     Before expense reimbursement                       1.02%          1.10%             1.02%
     After expense reimbursement                        1.53%          1.71%             1.69%
   Portfolio turnover rate                               370%           245%              272%



<F1> Commencement of operations after the close of business on
     December 31, 1997.

See notes to financial statements.

Notes to Financial Statements

December 31, 2000

ORGANIZATION
ICAP Funds, Inc. ("ICAP") was incorporated on November 1, 1994 under the laws of the State of Maryland and is registered as an open-end management investment company under the Investment Company Act of 1940. ICAP is comprised of four portfolios, the Discretionary Equity Portfolio, the Equity Portfolio, the Select Equity Portfolio and the Euro Select Equity Portfolio (the "Portfolios"), the first two of which are diversified portfolios and the last two of which are non-diversified portfolios. Institutional Capital Corporation is the investment adviser (the "Adviser") to the Portfolios. The Discretionary Equity and Equity Portfolios commenced operations after the close of business on December 31, 1994 and the Select Equity and Euro Select Equity Portfolios commenced operations after the close of business on December 31, 1997.


SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by ICAP in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on a recognized U.S. or foreign securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a recognized U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

b) Foreign Currency Translations - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

c) Federal Income and Excise Taxes - It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Portfolio. Therefore, no federal income or excise tax provision is required.

d) Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

e) Short-Term Investments - The Portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolios' Adviser.

f) Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) Other - Investment transactions are accounted for on the trade date. The Portfolios determine the gain or loss realized from the investment transactions by comparing the identified original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Any non-cash dividends are recognized as investment income at the fair value of the property received.

INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Portfolios for the year ended December 31, 2000, are summarized below:


-----------------------------------------------------------------------------------------------------------------
                                    DISCRETIONARY                           SELECT          EURO SELECT
                                        EQUITY            EQUITY            EQUITY            EQUITY
                                       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
Purchases                           $238,215,183      $1,156,415,976  $119,603,749      $117,435,154
Sales                               $319,496,331      $1,127,106,743  $108,616,784      $113,522,949


There were no purchases or sales of U.S. government obligations.

FEDERAL INCOME TAX INFORMATION
At December 31, 2000, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $121,569,780, $863,225,253, $34,125,012 and $30,273,347 for the Discretionary Equity, Equity,
Select Equity and Euro Select Equity Portfolios, respectively, were as follows:



-------------------------------------------------------------------------------------------------------------
                                    DISCRETIONARY                         SELECT          EURO SELECT
                                        EQUITY           EQUITY           EQUITY            EQUITY
                                       PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------------------------------

Unrealized  appreciation              $31,829,117      $227,936,761    $5,530,386        $4,029,784
Unrealized depreciation                (5,577,116)     (41,383,678)   (1,419,743)       (1,013,297)
                                      -----------      ------------   -----------       -----------
Net unrealized appreciation
    on investments                    $26,252,001      $186,553,083    $4,110,643        $3,016,487
                                      ===========      ============    ==========        ==========

At December 31, 2000, the Equity Portfolio had net realized capital losses from transactions between November 1, 2000 and December 31, 2000 of $3,140,275, which for tax purposes are deferred and will be recognized in 2001.

For the year ended December 31, 2000, 100%, 100%, 41% and 1% of dividends paid from net investment income, including net short-term capital gains, qualifies for the dividends received deduction available to corporate shareholders of the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios, respectively (unaudited). For the year ended December 31, 2000, the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios designated $21,820,834, $53,253,286, $908,935 and $1,189,541 in capital gain distributions, respectively (unaudited).

INVESTMENT ADVISORY AGREEMENT
The Discretionary Equity, Equity and Select Equity Portfolios each pay the Adviser an annual management fee of 0.80% of the Portfolio's average net assets and the Euro Select Equity Portfolio pays the Adviser an annual management fee of 1.00% of average net assets. Pursuant to an expense cap agreement dated April 30, 1999, as renewed April 30, 2000, between the Adviser and the Portfolios, the Adviser agreed to waive its management fee and/or reimburse each Portfolio's operating expense to the extent necessary to ensure that the Discretionary Equity, Equity and Select Equity Portfolio's expenses would not exceed 0.80% of its average net assets and that the Euro Select Equity Portfolio would not exceed 1.00% of its average net assets. The term of this expense cap agreement is 12 months. Since inception of the Portfolios, the Adviser has voluntarily reimbursed each Portfolio's operating expenses to the extent necessary to ensure that the Discretionary Equity, Equity and Select Equity Portfolios would not exceed 0.80% of its average net assets and that the Euro Select Equity Portfolio would not exceed 1.00% of its average net assets.

Report of Independent Accountants

TO THE BOARD OF DIRECTORS
AND SHAREHOLDERS OF ICAP FUNDS, INC.
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments by sector, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Discretionary Equity Portfolio, Equity Portfolio, Select Equity Portfolio and Euro Select Equity Portfolio (constituting the ICAP Funds, Inc., hereafter referred to as the "Funds") at December 31, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
January 29, 2001

                          This page intentionally left blank.

DIRECTORS

Pamela H. Conroy
Senior Vice President, Secretary and Director,
Institutional Capital Corporation

Dr. James A. Gentry
Professor of Finance, University of Illinois

Joseph A. Hays
Retired Vice President/Corporate Relations,
Tribune Company

Robert H. Lyon
President, Chief Investment Officer and Director,
Institutional Capital Corporation

Gary S. Maurer
Executive Vice President and Director,
Institutional Capital Corporation

Harold W. Nations
Partner, Holleb & Coff

Donald D. Niemann
Executive Vice President and Director,
Institutional Capital Corporation

Barbara C. Schanmier
Senior Vice President and Director,
Institutional Capital Corporation


OFFICERS

Robert H. Lyon
President

Pamela H. Conroy
Vice President and Treasurer

Donald D. Niemann
Vice President and Secretary


INVESTMENT ADVISER

Institutional Capital Corporation
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606-1229
www.icapfunds.com


CUSTODIAN

UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64141-6226


DIVIDEND - DISBURSING AND TRANSFER AGENT

Sunstone Financial Group, Inc.
P.O. Box 2160
Milwaukee, Wisconsin 53201-2160


ADMINISTRATOR AND FUND ACCOUNTANT

Sunstone Financial Group, Inc.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233


AUDITOR

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202-9845


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202-3590

         This Annual Report is submitted for the general information of the shareholders of the ICAP Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
ICAP
Institutional Capital(R)

ICAP Funds
225 West Wacker Drive, Suite 2400
Chicago, IL 60606
(888) 221-ICAP (4227)
www.icapfunds.com

(C)Copyright 2001 Institutional Capital Corporation

58-0201-5M
IC-408-0201